Subsequent Events	12 Months Ended
Sep. 30, 2020
Subsequent Events [Abstract]
Subsequent Events	20. SUBSEQUENT EVENTS The Company has evaluated subsequent events through the date the Consolidated Financial Statements were issued. The Company has determined that there were no subsequent events.